Stock-Based Compensation (Details)									6 Months Ended	12 Months Ended
	Nov. 30, 2024 USD ($) $ / shares shares	May 21, 2024 shares	May 20, 2024 USD ($) $ / shares shares	Dec. 14, 2023 shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 06, 2023 shares	Mar. 03, 2022 USD ($) $ / shares shares	Dec. 01, 2020 USD ($) $ / shares shares	Jun. 30, 2024	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Aug. 09, 2024 $ / shares	Nov. 13, 2020 $ / shares	Jun. 30, 2020 shares
Stock-Based Compensation [Line Items]
Shares remained available for future awards
Deferred shares							2,450,000	1,486,504
Price per share (in Dollars per share) | $ / shares													$ 5,000
Aggregate fair value (in Dollars) | $	$ 122,000				$ 640,000		$ 1,837,500	$ 3,656,800
Number of directors									2
Fair value price per share (in Dollars per share) | $ / shares										$ 9		$ 12.55
Compensation expense (in Dollars) | $			$ 184,400
Unrecognized compensation expense (in Dollars) | $											$ 266,000
Recognized over period											8 months
Common Stock [Member]
Stock-Based Compensation [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 0.75	$ 2.46
ADS [Member]
Stock-Based Compensation [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 10.55		$ 23.05				$ 1,875	$ 6,150
Class B Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 0.004		$ 0.009		$ 50
Number of shares issued	28,956,705	18,500,000			32,000,000					11,888,889
Fair value price per share (in Dollars per share) | $ / shares					$ 0.02
Class B Ordinary Shares [Member] | Director [Member]
Stock-Based Compensation [Line Items]
Number of shares issued	1,818,770
Vested shares issued				14,000,000
Class A or Class B Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Ordinary shares issued			47,137,935
2020 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Ordinary shares reserved for future issuance														4,632,449
Shares granted										3,936,504	3,936,504
Shares remained available for future awards										695,945	695,945
2023 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Shares remained available for future awards											1,818,770
Ordinary shares issued						33,818,770
Number of shares issued	27,137,935
Two Thousand Twenty Four Share Incentive Plan [Member] | Class B Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Number of shares issued			20,000,000